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Amplify U.S. Alternative Harvest ETF
AMPLIFY U.S. ALTERNATIVE HARVEST ETF
INVESTMENT OBJECTIVE
The Amplify U.S. Alternative Harvest ETF seeks income and long-term growth of capital.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify U.S. Alternative Harvest ETF Amplify U.S. Alternative Harvest ETF [1]
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%
[1]	The Annual Fund Operating Expenses have been restated to reflect the expenses the Adviser expects to incur for the 2024 fiscal year end. The Predecessor Fund incurred acquired fund fees and expenses of 0.01% and other expenses of 0.01% for the fiscal year ended September 30, 2023.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify U.S. Alternative Harvest ETF | Amplify U.S. Alternative Harvest ETF | USD ($)	79	246	428	954

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended September 30, 2023, the portfolio turnover rate of the Predecessor Fund (as defined below) was 55% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies that derive at least 50% of their net revenue from the “Cannabis Business” (as defined below) in the United States, and in derivatives that have economic characteristics similar to such securities. The Cannabis Business is defined as: (i) cultivating, producing, marketing or distributing Cannabis, including industrial hemp (ii) producing, marketing or distributing products containing Cannabis-derived products, (iii) producing, processing, marketing, transporting or distributing prescription drugs, supplements, or food products that include Cannabis-derived products, or (iv) providing products or services designed for, or used by, companies in the Cannabis industry, including technology, real estate or financial services. The Fund will not invest directly in or hold ownership in any companies that engage in cannabis-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

The Fund is actively managed. In pursuing its investment objective, the Fund will invest in companies that generally are representative of the components of the Prime U.S. Alternative Harvest Index (the “Reference Index”) or in total return swaps intended to provide exposure to such companies. The Reference Index is comprised of equity securities of companies engaged in the Cannabis Business in the United States. Eligible companies are identified by Prime Indexes, an independent indexing company that is not affiliated with the Adviser, using a variety of publicly available resources, including financial statements and other reports published by issuers. The Reference Index universe is screened to eliminate stocks that have a market capitalization of less than $100 million or a three-month average daily trading value of less than $100,000. The Fund may use total return swaps for the purpose of achieving the approximate economic equivalent of a purchase of a security in the Reference Index when the Fund is not able to purchase such security directly because of administrative, legal or other restrictions. A total return swap for the purpose of achieving the approximate economic equivalent of a purchase or sale of a security means the counterparty would be obligated to pay the Fund a return based on the market price of the security and the Fund would be obligated to pay the counterparty a return based upon a fixed or floating interest rate.

Although the Fund generally provides exposure to the components of the Reference Index, the Fund is not an index tracking exchange-traded fund and the Fund will weight its investments in different proportions than their weightings within the Reference Index on the basis of considerations such as liquidity and costs associated with the total return swaps. In addition, the Fund is not required to invest in all of the components of the Reference Index and may invest in the stocks of companies in the Cannabis Business that are not included in the Reference Index or in total return swaps intended to provide exposure to companies not included in the Reference Index. The Fund’s investment adviser, subject to the oversight of the Trust’s Board of Trustees (the “Board”), has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective and investment policies. The Fund will not change the 80% investment policy included in its principal investment strategy without providing at least 60 days’ written notice to shareholders.

Concentration Policy. The Fund will not concentrate its investments in securities (i.e., invest more than 25% of the value of its total assets) except that the Fund will concentrate in the securities of issuers in the cannabis industry.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The Fund was reorganized on or about January 29, 2024 from the ETFMG U.S. Alternative Harvest ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on May 12, 2021.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Calendar Year Total Returns as of 12/31

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 26.00% (quarter ended September 30, 2023) and the Fund’s lowest return for a calendar quarter was -50.21% (quarter ended June 30, 2022).

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Returns - Amplify U.S. Alternative Harvest ETF	Label	1 Year	Since Inception	Inception Date
Amplify U.S. Alternative Harvest ETF	Return Before Taxes	(17.93%)	(49.95%)	May 12, 2021
Amplify U.S. Alternative Harvest ETF | Return Before Taxes	Return After Taxes on Distributions	(17.93%)	(49.95%)	May 12, 2021
Amplify U.S. Alternative Harvest ETF | Return After Taxes on Distributions	Return After Taxes on Distributions and Sale of Fund Shares	(10.62%)	(32.06%)	May 12, 2021
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%	7.96%	May 12, 2021
Prime US Alternative Harvest Index NTR	Prime US Alternative Harvest Index NTR	(19.39%)	(49.30%)	May 12, 2021

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.